Restructuring	3 Months Ended
Mar. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring

11. RESTRUCTURING

In connection with the aforementioned restructuring plans implemented in January 2019 and March 2019, the Company severed substantially all of its employees before March 31, 2019. The Company incurred a restructuring charge of approximately $2.8 million, of which $0.1 million remains unpaid at March 31, 2019. The restructuring charges were comprised solely of employee severance packages which included salary, healthcare benefits and guaranteed bonuses.